Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share- based compensation assumptions
Weighted average exercise price	$ 147.87	$ 165.94	$ 126.72
Risk-free interest rate (as a percent)	1.50%	1.50%	1.90%
Dividend yield (as a percent)	2.50%	2.50%	2.60%
Expected volatility (as a percent)	20.80%	20.10%	20.80%
Expected life	77 months	76 months	75 months
Black-Scholes fair value	$ 22.47	$ 23.98	$ 19.63
Stock Option Program
Stock Option Program
Balance at the beginning of the period	38,552,445	39,235,557	43,938,778
Granted - Annual	5,591,727	5,529,544	5,736,183
Exercised	(7,716,141)	(5,978,382)	(10,219,261)
Canceled	(231,799)	(234,274)	(220,143)
Balance at the end of the period	36,196,232	38,552,445	39,235,557
Options exercisable	25,240,759	27,262,062	27,502,208
Options exercisable, exercise price	$ 95.65	$ 85.97	$ 81.42
Weighted average exercise price - Beginning balance	102.01	90.38	83.84
Weighted average exercise price - Granted - Annual	147.99	165.91	126.77
Weighted average exercise price - Exercised	86.76	83.74	82.37
Weighted average exercise price - Canceled	148.43	128.99	105.11
Weighted average exercise price - Ending balance	$ 112.07	$ 102.01	$ 90.38
Weighted average remaining contractual life for options outstanding	69 months
Weighted average remaining contractual life for options exercisable	56 months
Aggregate intrinsic value for options outstanding	$ 2,407.0
Aggregate intrinsic value for options exercisable	$ 2,093.0
Expiration of annual grants	10 years
Compensation expense yet to be recognized	$ 69.0
Expense recognition period	20 months
Total intrinsic value of stock options exercised	$ 608.0	$ 465.0	$ 615.0
Cash received from options exercised	665.0	501.0	842.0
Tax benefit realized from exercise of stock options	$ 224.0	$ 172.0	$ 226.0
Stock Option Program | Maximum
Stock Option Program
Vesting period	3 years
Stock Option Program | Minimum
Stock Option Program
Vesting period	1 year